PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2017	2018
	RMB	RMB
Advances to suppliers	2,772,494	15,507,866
Deductible input VAT and VAT rebates receivable	3,469,724	7,855,998
Staff advances	1,029,409	447,791
Others*	77,956	3,108,299
Prepayments and Other Current Assets	7,349,583	26,919,954
*	Others mainly include prepaid custom duties and interest income receivables.